Nature of operations	12 Months Ended
May 31, 2020
Nature of operations
Nature of operations
1.	Nature of operations

Aphria Inc. (the “Company” or “Aphria”) is an international organization with a focus on building a global cannabis brand, with operations in Canada, Germany, Italy, Malta, Colombia, and Argentina. The Company exists under the laws of the
Business Corporations Act
(Ontario), is licensed to produce and sell medical and
adult-use
cannabis, cannabis-derived extracts, and derivative cannabis products in Canada under the provisions of
The Cannabis Act.
Broken Coast Cannabis Ltd. (“Broken Coast”) is a wholly owned subsidiary of the Company licensed to produce and sell cannabis under
The Cannabis Act.
1974568 Ontario Ltd. (“Aphria Diamond”) is a 51% majority owned subsidiary of the Company. In November 2019, Aphria Diamond received its cultivation licence under the provisions of
The Cannabis Act
.
The registered office of the Company is located at 1 Adelaide Street East, Suite 2310, Toronto, Ontario.
The Company’s common shares are listed under the symbol “APHA” on the Toronto Stock Exchange (“TSX”) in Canada and the National Association of Securities Dealers Automated Quotations Exchange (“NASDAQ”) in the United States.
These consolidated financial statements were approved by the Company’s Board of Directors on July
28
, 2020.